Document And Entity Information	Aug. 13, 2026	May 15, 2026
Document Information [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	Aug. 13, 2026
Entity File Number		000-56773
Entity Registrant Name		ContextLogic Holdings Inc.
Entity Central Index Key		0002064307
Entity Incorporation, State or Country Code		DE
Entity Tax Identification Number		27-2930953
Entity Address, Address Line One		2648 International Blvd.
Entity Address, Address Line Two		Ste 301
Entity Address, City or Town		Oakland
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94601
City Area Code		415
Local Phone Number		965-8476
Entity Emerging Growth Company		false
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false